BNY Mellon Developed Markets Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3%
Australia — 6.5%
Dexus	343,610	1,444,299
DigiCo Infrastructure REIT(a)	265,460	475,643
Gemlife Communities Group	155,420	482,882
Goodman Group	394,170	8,275,658
Ingenia Communities Group	162,410	496,617
Mirvac Group	1,642,770	2,063,361
NEXTDC Ltd.(a),(b)	300,480	2,832,414
Scentre Group	1,329,690	3,662,530
Stockland	429,079	1,290,615
The GPT Group	279,130	1,011,078
		22,035,097
Belgium — 1.6%
Aedifica SA	31,489	2,552,419
Shurgard Self Storage Ltd.	22,470	657,547
Warehouses De Pauw, CVA	82,950	2,137,766
		5,347,732
Canada — 1.5%
Chartwell Retirement Residences	174,820	2,817,123
RioCan Real Estate Investment Trust	138,600	2,192,922
		5,010,045
France — 2.1%
Gecina SA	17,930	1,551,190
Mercialys SA	67,800	938,693
Unibail-Rodamco-Westfield	39,540	4,807,415
		7,297,298
Germany — 1.4%
LEG Immobilien SE	31,648	1,899,542
TAG Immobilien AG	79,336	1,263,388
Vonovia SE	61,050	1,482,048
		4,644,978
Hong Kong — 3.1%
Hongkong Land Holdings Ltd.	132,268	1,074,651
Link REIT	568,058	2,835,509
Sun Hung Kai Properties Ltd.	292,550	4,602,729
Swire Properties Ltd.	336,000	1,025,400
Wharf Real Estate Investment Co. Ltd.	348,000	1,180,879
		10,719,168
Ireland — .3%
Irish Residential Properties REIT PLC	704,293	880,916
Japan — 7.7%
Advance Residence Investment Corp.	1,474	1,370,868
Comforia Residential REIT, Inc.	1,014	650,021
Daiwa Office Investment Corp.	280	599,377
GLP J-REIT	1,835	1,670,173
Invincible Investment Corp.	1,754	672,927
Japan Real Estate Investment Corp.	2,727	2,094,169
Kasumigaseki Hotel REIT Investment Corp.	679	405,596
KDX Realty Investment Corp.	1,505	1,475,184

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
Japan — 7.7% (continued)
LaSalle LOGIPORT REIT	591	565,531
Mitsubishi Estate Co. Ltd.	140,600	3,402,595
Mitsui Fudosan Co. Ltd.	488,400	4,747,006
Nippon Building Fund, Inc.	2,199	1,862,827
Nomura Real Estate Master Fund, Inc.	2,123	2,038,512
Sumitomo Realty & Development Co. Ltd.	160,700	3,645,917
Tokyo Tatemono Co. Ltd.	48,400	1,022,571
		26,223,274
Mexico — .5%
Corp Inmobiliaria Vesta SAB de CV, ADR	54,590	1,882,809
Singapore — 2.7%
CapitaLand Ascendas REIT	1,462,200	2,931,917
CapitaLand Integrated Commercial Trust	703,520	1,366,759
CapitaLand Investment Ltd.	550,000	1,141,536
City Developments Ltd.	164,500	1,007,516
Frasers Centrepoint Trust	482,000	852,593
Keppel REIT	1,555,500	1,115,849
NTT DC REIT	962,600	885,078
		9,301,248
Spain — 1.1%
Cellnex Telecom SA(c)	15,029	465,718
Merlin Properties Socimi SA	188,080	3,270,693
		3,736,411
Sweden — .8%
Catena AB	38,840	1,614,172
Fabege AB	123,990	972,555
		2,586,727
Switzerland — .6%
Swiss Prime Site AG	12,740	2,079,201
United Kingdom — 3.4%
Hammerson PLC	192,740	991,666
LondonMetric Property PLC	622,193	1,646,849
Primary Health Properties PLC	1,068,825	1,361,544
Segro PLC	58,140	758,061
The British Land Company PLC	504,326	3,002,090
The UNITE Group PLC	179,830	1,312,141
Tritax Big Box REIT PLC	1,139,450	2,610,475
		11,682,826
United States — 66.0%
Agree Realty Corp.(a),(d)	74,210	5,773,538
Alexandria Real Estate Equities, Inc.(d)	47,500	2,443,875
American Healthcare REIT, Inc.(d)	84,830	4,716,548
American Homes 4 Rent, Cl. A(d)	57,770	1,930,673
Americold Realty Trust, Inc.(d)	67,263	947,736
Brixmor Property Group, Inc.(d)	255,560	8,052,695
Broadstone Net Lease, Inc.(a),(d)	55,227	1,182,410
BXP, Inc.(d)	15,050	1,055,306
Camden Property Trust(d)	55,010	6,095,658
CareTrust REIT, Inc.(a),(d)	28,520	1,196,129
Cousins Properties, Inc.(d)	96,140	3,033,217
Csquare, Inc.(b)	53,687	1,071,592

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.3% (continued)
United States — 66.0% (continued)
CubeSmart(d)	26,410	1,094,959
DiamondRock Hospitality Co.(d)	150,270	1,989,575
Digital Realty Trust, Inc.(d)	72,160	13,603,603
Equinix, Inc.(d)	18,890	19,254,199
Equity LifeStyle Properties, Inc.(d)	66,960	4,357,087
Equity Residential(d)	19,250	1,279,162
Extra Space Storage, Inc.(d)	53,540	7,926,061
First Industrial Realty Trust, Inc.(d)	86,777	5,713,398
Host Hotels & Resorts, Inc.(d)	142,090	3,570,722
Invitation Homes, Inc.(d)	188,360	5,598,059
Iron Mountain, Inc.(d)	39,050	4,776,596
Janus Living, Inc.(d)	57,160	1,726,804
Kilroy Realty Corp.(a),(d)	26,580	1,031,836
Kimco Realty Corp.(d)	229,240	5,841,035
Kite Realty Group Trust(a),(d)	207,890	5,949,812
Lineage, Inc.(d)	16,880	715,206
LXP Industrial Trust(d)	16,320	987,850
Mid-America Apartment Communities, Inc.(d)	14,170	1,875,258
Prologis, Inc.(d)	139,590	20,186,110
Public Storage(d)	20,280	6,574,167
Realty Income Corp.(a),(d)	55,700	3,557,559
Rexford Industrial Realty, Inc.(d)	36,110	1,363,875
Ryman Hospitality Properties, Inc.(d)	6,120	817,938
Sabra Health Care REIT, Inc.(a),(d)	147,030	3,112,625
Simon Property Group, Inc.(d)	26,270	6,025,550
SL Green Realty Corp.(d)	27,510	1,456,104
Sun Communities, Inc.(d)	11,510	1,421,255
The Macerich Company(a),(d)	202,190	5,224,589
UDR, Inc.(d)	178,806	6,823,237
Ventas, Inc.(a),(d)	125,580	11,742,986
VICI Properties, Inc.(d)	203,220	5,354,847
Vornado Realty Trust(d)	62,710	2,470,147
Welltower, Inc.(d)	102,570	24,046,511
		224,968,099
Total Equity Securities - Common Stocks (cost $254,860,032)		338,395,829

	1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,051,453)	3.70	2,051,453	2,051,453
Total Investments (cost $256,911,485)		99.9%	340,447,282
Cash and Receivables (Net)		.1%	290,910
Net Assets		100.0%	340,738,192

ADR—American Depositary Receipt
CVA—Company Voluntary Arrangement

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $24,596,621 and the value of the collateral was
$25,382,268, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $465,718 or .1% of net assets.

(d)	Investment in real estate investment trust within the United States.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Developed Markets Real Estate Securities Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	231,860,953	106,534,876††	—	338,395,829
Investment Companies	2,051,453	—	—	2,051,453
	233,912,406	106,534,876	—	340,447,282

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At July 31, 2026, accumulated net unrealized appreciation on investments was $83,535,797, consisting of $89,591,843 gross unrealized appreciation and $6,056,046 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.